Employee Benefit Plans - Net Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of net pension cost
Service cost - benefits earned during the year	$ 1,430	$ 1,707	$ 1,343
Interest costs on projected benefit obligations	1,169	1,037	1,009
Expected return on plan assets	(1,467)	(1,327)	(1,127)
Expected administrative expenses	122	93	88
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	0	140	11
Net periodic pension cost	$ 1,333	$ 1,729	$ 1,403